UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22968

T. Rowe Price Intermediate Tax-Free High Yield Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: February 28, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

February 28, 2025

Intermediate Tax-Free High Yield Fund

Investor Class (PRIHX)

This annual shareholder report contains important information about Intermediate Tax-Free High Yield Fund (the "fund") for the period of March 1, 2024 to February 28, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intermediate Tax-Free High Yield Fund - Investor Class	$49	0.48%

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended February 28, 2025, as strong investor demand absorbed a record level of tax-exempt issuance during the period. Resilient economic data helped high yield and lower-rated investment-grade municipal bonds outperform higher-quality securities by a wide margin.

  Compared with the Bloomberg 65% High-Grade/35% High Yield Intermediate Competitive (1-17 Year) Index, allocation decisions within the revenue sector, along with an overall overweight allocation to revenue bonds and an underweight to general obligations, contributed to the fund’s relative performance. An overweight to life care revenue bonds was a significant positive factor, and an underweight to public power helped to a lesser extent. Security selection among public power, dedicated tax, and education revenue bonds also added value.

  Conversely, security selection in the life care, hospital, and student housing revenue subsectors detracted from relative performance, although security selection was an overall contributor.

  The fund seeks to provide a high level of income exempt from federal income taxes and generally focuses on higher-yielding municipal bonds, including those that are rated below investment grade. The portfolio maintained an overweight to revenue-backed bonds during the period, with notable allocations to industrial revenue/pollution control, dedicated tax, and health care revenue bonds.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of February 28, 2025

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,989	9,986	9,991
2015	10,032	9,932	9,898
2015	10,149	9,974	10,076
2016	10,368	10,150	10,222
2016	10,556	10,285	10,342
2016	10,734	10,524	10,558
2016	10,263	10,191	10,051
2017	10,448	10,294	10,279
2017	10,726	10,448	10,489
2017	10,862	10,576	10,623
2017	10,863	10,518	10,524
2018	10,875	10,346	10,533
2018	10,982	10,409	10,709
2018	11,061	10,465	10,824
2018	11,013	10,377	10,837
2019	11,244	10,674	11,095
2019	11,572	11,075	11,407
2019	11,842	11,530	11,694
2019	11,826	11,497	11,693
2020	12,134	11,921	12,049
2020	11,418	12,118	11,638
2020	11,854	12,276	11,954
2020	12,012	12,334	12,114
2021	12,207	12,086	12,207
2021	12,507	12,068	12,420
2021	12,702	12,266	12,563
2021	12,690	12,192	12,547
2022	12,379	11,766	12,267
2022	11,841	11,076	11,839
2022	11,725	10,853	11,789
2022	11,553	10,627	11,730
2023	11,674	10,622	11,850
2023	11,821	10,839	11,955
2023	11,831	10,724	12,014
2023	11,984	10,752	12,243
2024	12,303	10,976	12,489
2024	12,326	10,980	12,401
2024	12,720	11,506	12,797
2024	12,870	11,491	12,913
2025	12,978	11,613	13,007

202501-4140694, 202504-4215337

F100-052 4/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Intermediate Tax-Free High Yield Fund (Investor Class)	5.49%	1.35%	2.64%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.81	-0.52	1.51
Bloomberg 65% High-Grade/35% High Yield Intermediate Competitive (1-17 Year) Index (Strategy Benchmark)	4.15	1.54	2.66

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$111,086
  Number of Portfolio Holdings422
  Investment Advisory Fees Paid (000s)$12
  Portfolio Turnover Rate19.9%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	1.7%
AA Rated	4.6
A Rated	15.1
BBB Rated	23.8
BB Rated and Below	18.6
Not Rated	37.4
Reserves	-1.2

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Industry Allocation (as a % of Net Assets)

Health Care	20.3%
Education	11.5
Industrial & Pollution Control	9.8
Housing	9.7
Transportation	9.4
Special Tax	8.3
General Obligations - State	4.1
Water & Sewer	3.7
General Obligations - Local	2.1
Other	21.1

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Intermediate Tax-Free High Yield Fund

Investor Class (PRIHX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

February 28, 2025

Intermediate Tax-Free High Yield Fund

I Class (TFHAX)

This annual shareholder report contains important information about Intermediate Tax-Free High Yield Fund (the "fund") for the period of March 1, 2024 to February 28, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intermediate Tax-Free High Yield Fund - I Class	$44	0.43%

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended February 28, 2025, as strong investor demand absorbed a record level of tax-exempt issuance during the period. Resilient economic data helped high yield and lower-rated investment-grade municipal bonds outperform higher-quality securities by a wide margin.

  Compared with the Bloomberg 65% High-Grade/35% High Yield Intermediate Competitive (1-17 Year) Index, allocation decisions within the revenue sector, along with an overall overweight allocation to revenue bonds and an underweight to general obligations, contributed to the fund’s relative performance. An overweight to life care revenue bonds was a significant positive factor, and an underweight to public power helped to a lesser extent. Security selection among public power, dedicated tax, and education revenue bonds also added value.

  Conversely, security selection in the life care, hospital, and student housing revenue subsectors detracted from relative performance, although security selection was an overall contributor.

  The fund seeks to provide a high level of income exempt from federal income taxes and generally focuses on higher-yielding municipal bonds, including those that are rated below investment grade. The portfolio maintained an overweight to revenue-backed bonds during the period, with notable allocations to industrial revenue/pollution control, dedicated tax, and health care revenue bonds.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of February 28, 2025

	I Class	Regulatory Benchmark	Strategy Benchmark
7/6/17	500,000	500,000	500,000
8/31/17	507,089	508,001	508,182
11/30/17	507,410	505,225	503,446
2/28/18	508,721	496,943	503,861
5/31/18	513,517	499,953	512,278
8/31/18	517,507	502,670	517,803
11/30/18	515,330	498,444	518,423
2/28/19	526,269	512,695	530,731
5/31/19	541,662	531,952	545,666
8/31/19	554,432	553,804	559,390
11/30/19	553,732	552,233	559,346
2/29/20	568,231	572,591	576,399
5/31/20	534,792	582,038	556,751
8/31/20	555,285	589,654	571,856
11/30/20	562,774	592,456	579,511
2/28/21	571,963	580,513	583,947
5/31/21	586,099	579,681	594,160
8/31/21	595,329	589,157	600,981
11/30/21	594,848	585,623	600,197
2/28/22	580,328	565,164	586,815
5/31/22	555,196	532,020	566,323
8/31/22	549,813	521,310	563,934
11/30/22	541,797	510,431	561,144
2/28/23	546,967	510,219	566,854
5/31/23	553,918	520,619	571,902
8/31/23	555,040	515,090	574,694
11/30/23	561,688	516,453	585,691
2/29/24	577,307	527,195	597,454
5/31/24	578,449	527,416	593,209
8/31/24	596,392	552,674	612,164
11/30/24	603,520	551,960	617,727
2/28/25	608,653	557,816	622,228

202501-4140694, 202504-4215337

F1087-052 4/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 7/6/17
Intermediate Tax-Free High Yield Fund (I Class)	5.43%	1.38%	2.60%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.81	-0.52	1.44
Bloomberg 65% High-Grade/35% High Yield Intermediate Competitive (1-17 Year) Index (Strategy Benchmark)	4.15	1.54	2.90

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$111,086
  Number of Portfolio Holdings422
  Investment Advisory Fees Paid (000s)$12
  Portfolio Turnover Rate19.9%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	1.7%
AA Rated	4.6
A Rated	15.1
BBB Rated	23.8
BB Rated and Below	18.6
Not Rated	37.4
Reserves	-1.2

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Industry Allocation (as a % of Net Assets)

Health Care	20.3%
Education	11.5
Industrial & Pollution Control	9.8
Housing	9.7
Transportation	9.4
Special Tax	8.3
General Obligations - State	4.1
Water & Sewer	3.7
General Obligations - Local	2.1
Other	21.1

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Intermediate Tax-Free High Yield Fund

I Class (TFHAX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$33,841	$33,158
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,818,000 and $1,180,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
February 28, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRIHX Intermediate Tax-Free
High Yield Fund
–!
TFHAX Intermediate Tax-Free
High Yield Fund–
.
I Class

T. ROWE PRICE Intermediate Tax-Free High Yield Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
2/28/25 2/29/24 2/28/23 2/28/22 2/28/21
NET ASSET VALUE
Beginning of period $ 9.70 $ 9.52 $ 10.44 $ 10.57 $ 10.80
Investment activities
Net investment income
(1)(2)
0.36 0.33 0.32 0.28 0.29
Net realized and unrealized
gain/loss 0.16 0.17 (0.92) (0.12) (0.24)
Total from investment
activities 0.52 0.50 (0.60) 0.16 0.05
Distributions
Net investment income (0.35) (0.32) (0.31) (0.28) (0.28)
Net realized gain — — (0.01) (0.01) —
(3)
Total distributions (0.35) (0.32) (0.32) (0.29) (0.28)
NET ASSET VALUE
End of period $ 9.87 $ 9.70 $ 9.52 $ 10.44 $ 10.57

T. ROWE PRICE Intermediate Tax-Free High Yield Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
2/28/25 2/29/24 2/28/23 2/28/22 2/28/21
Ratios/Supplemental Data
Total return
(2)(4)
5.49% 5.39% (5.69)% 1.41% 0.60%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.91% 1.00% 1.03% 0.97% 1.00%
Net expenses after
waivers/payments by Price
Associates 0.48% 0.48% 0.45% 0.54% 0.59%
Net investment income 3.67% 3.45% 3.28% 2.61% 2.76%
Portfolio turnover rate 19.9% 12.1% 20.3% 15.6% 18.8%
Net assets, end of period (in
thousands) $41,192 $29,456 $19,497 $30,733 $48,625
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Intermediate Tax-Free High Yield Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
2/28/25 2/29/24 2/28/23 2/28/22 2/28/21
NET ASSET VALUE
Beginning of period $ 9.70 $ 9.51 $ 10.44 $ 10.57 $ 10.80
Investment activities
Net investment income
(1)(2)
0.36 0.33 0.32 0.29 0.29
Net realized and unrealized
gain/loss 0.16 0.19 (0.92) (0.13) (0.23)
Total from investment
activities 0.52 0.52 (0.60) 0.16 0.06
Distributions
Net investment income (0.36) (0.33) (0.32) (0.28) (0.29)
Net realized gain — — (0.01) (0.01) —
(3)
Total distributions (0.36) (0.33) (0.33) (0.29) (0.29)
NET ASSET VALUE
End of period $ 9.86 $ 9.70 $ 9.51 $ 10.44 $ 10.57
Ratios/Supplemental Data
Total return
(2)(4)
5.43% 5.55% (5.75)% 1.46% 0.66%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.73% 0.80% 0.85% 0.88% 0.95%
Net expenses after
waivers/payments by Price
Associates 0.43% 0.44% 0.41% 0.47% 0.54%
Net investment income 3.71% 3.48% 3.33% 2.68% 2.79%
Portfolio turnover rate 19.9% 12.1% 20.3% 15.6% 18.8%
Net assets, end of period (in
thousands) $69,894 $62,815 $56,420 $37,604 $17,954
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Intermediate Tax-Free High Yield Fund
February 28, 2025

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 101.2%
ALABAMA  2.3%
Black Belt Energy Gas Dist., Series A, VRDN, 5.25%, 1/1/54
(Tender 10/1/30)  415 446
Black Belt Energy Gas Dist., Series B, VRDN, 5.25%, 12/1/53
(Tender 12/1/30)  100 108
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  200 211
Black Belt Energy Gas Dist., Series D, VRDN, 5.00%, 3/1/55
(Tender 11/1/34)  150 162
Huntsville-Redstone Village Special Care Fac. Fin. Auth.,
5.50%, 1/1/28 (1)(2) 205 113
Huntsville-Redstone Village Special Care Fac. Fin. Auth.,
Series A, 6.00%, 1/1/22  (1) (2) 80 44
Jefferson County, Sewer Revenue, 5.00%, 10/1/39  500 549
Southeast Energy Auth., Series B, VRDN, 4.00%, 12/1/51
(Tender 12/1/31)  375 375
Southeast Energy Auth., Series B, VRDN, 5.25%, 3/1/55
(Tender 1/1/33)  500 535
2,543
ALASKA  0.0%
Northern Tobacco Securitization, Series B-1, 4.00%, 6/1/50  50 50
50
ARIZONA  2.3%
Arizona IDA, Series A, 4.00%, 7/15/27 (3) 120 120
Arizona IDA, Series A, 4.00%, 7/15/30 (3) 455 450
Arizona IDA, Series A, 4.00%, 7/15/33 (3) 100 98
Arizona IDA, Series A, 4.00%, 7/15/34 (3) 100 98
Arizona IDA, Series A, 4.00%, 7/15/35 (3) 250 242
Arizona IDA, Odyssey Preparatory Academy Project, 4.375%,
7/1/39 (3) 200 189
Arizona IDA, Pinecrest Academy of Northern Nevada Project,
Series A, 4.50%, 7/15/29 (3) 300 291
Chandler IDA, Intel Corp. Project, VRDN, 4.00%, 6/1/49
(Tender 6/1/29) (4) 375 382
Chandler IDA, Intel Corp. Project, Series 2, VRDN, 5.00%,
9/1/52 (Tender 9/1/27) (4) 325 334
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/31  100 103
Salt Verde Financial, 5.25%, 12/1/26  100 103
Sierra Vista IDA, American Leadership Academy Project,
5.00%, 6/15/44 (3) 100 101
2,511

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
ARKANSAS  0.3%
Osceola, Plum Point Energy, VRDN, 5.50%, 4/1/36 (Tender
1/2/26) (4) 350 351
351
CALIFORNIA  4.9%
Burbank-Glendale-Pasadena Airport Auth., Brick Campaign,
Series B, 4.125%, 7/1/41 (4)(5) 250 250
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.00%, 12/1/53 (Tender 8/1/29)  725 763
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, Series 2023-F, VRDN, 5.50%, 10/1/54 (Tender
11/1/30)  150 163
California Housing Fin., Series 2019-1A, 4.25%, 1/15/35  91 94
California Housing Fin. Agency, Power Station Block, Series L,
5.20%, 12/1/27 (3) 250 251
California Municipal Fin. Auth., Ascent 613 Project, Series A,
5.25%, 1/1/45 (3) 300 304
California Municipal Fin. Auth., Claremont Colleges, Series A,
5.00%, 7/1/30 (3) 200 202
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 4.00%, 10/1/29 (3) 405 402
California PFA, Enso Village Project, 2.375%, 11/15/28 (3) 135 133
California PFA, Senior Lien, Series A-2, 6.50%, 7/1/65 (3) 250 254
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/40  350 355
California Statewide CDA, Loma Linda Univ. Medical Center,
5.25%, 12/1/29  250 250
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/25 (3) 200 202
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/29 (3) 250 255
California Statewide CDA, Statewide Community Infrastructure,
Series C-1, 4.00%, 9/2/31  100 99
California Statewide CDA, Statewide Community Infrastructure,
Series D, 4.75%, 9/2/33  250 254
CSCDA Community Improvement Auth., Link-Glendale
Sustainable Bond, 3.00%, 7/1/45 (3) 1,000 805
Del Mar Race Track Auth., 5.00%, 10/1/38  120 120
Inland Empire Tobacco Securitization, Tobacco Settlement
Asset-Backed Bonds, Series C-1, Zero Coupon, 6/1/36  500 239
5,395
COLORADO  2.0%
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/26  100 101
Colorado HFA, Frasier, Series A, 4.00%, 5/15/31  100 100

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Colorado HFA, Sunny Vista Living Center, Series A, 5.50%,
12/1/30 (3) 450 354
Denver City & County Airport, United Airlines, 5.00%,
10/1/32 (4) 150 150
Denver Convention Center Hotel Auth., 5.00%, 12/1/36  500 507
Public Auth. for Colorado Energy, 6.25%, 11/15/28  255 268
Rampart Range Metropolitan Dist. No 5, 4.00%, 12/1/36  500 490
Redtail Ridge Metropolitan Dist., GO, Zero Coupon, 12/1/32  500 297
2,267
CONNECTICUT  1.6%
Connecticut HEFA, Goodwin Univ., Series A-1, 5.00%, 7/1/44  250 250
Connecticut HEFA, Hartford Univ., 5.00%, 7/1/31  450 453
Connecticut HEFA, Hartford Univ., 5.00%, 7/1/32  550 551
Connecticut HEFA, Masonicare, Series F, 5.00%, 7/1/27  350 354
Hamden Town, Whitney Center, 5.00%, 1/1/30  135 138
1,746
DELAWARE  2.6%
Delaware Economic Dev. Auth., ASPIRA of Delaware Charter
Operations, Series A, 3.00%, 6/1/32  200 183
Delaware Economic Dev. Auth., Newark Charter School, 4.00%,
9/1/25  385 386
Delaware Economic Dev. Auth., Newark Charter School, 4.00%,
9/1/30  100 100
Delaware Economic Dev. Auth., Newark Charter School, 4.00%,
9/1/41  270 251
Delaware Economic Dev. Auth., Newark Charter School, 5.00%,
9/1/40  140 144
Delaware State HFA, Beebe Medical Center Project, 5.00%,
6/1/30  835 865
Delaware State HFA, Christiana Health Care System, 5.00%,
10/1/39  625 662
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/32  250 256
2,847
DISTRICT OF COLUMBIA  1.5%
Dist. of Columbia, 5.00%, 1/1/29  160 156
District of Columbia, Ingleside at Rock Creek, Series A,
4.125%, 7/1/27  200 200
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/32  225 228
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37  150 151
District of Columbia, Ingleside at Rock Creek, Series A,
5.125%, 6/1/34 (3) 250 254

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
District of Columbia, Rocketship DC Obigated Group, Series A,
5.00%, 6/1/34  270 279
Metropolitan Washington Airports Auth. Dulles Toll Road,
Series B, Zero Coupon, 10/1/34 (6) 525 374
1,642
FLORIDA  8.7%
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/26  200 204
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/29  125 132
Capital Projects Fin. Auth., Unionwest Properties LLC Project,
Series A-1, 5.25%, 6/1/44 (3) 500 515
Capital Trust Agency, The Marie Selby Botanical Gardens,
4.00%, 6/15/25 (3) 100 100
Capital Trust Agency, The Marie Selby Botanical Gardens,
4.00%, 6/15/31 (3) 100 97
Capital Trust Agency, The Marie Selby Botanical Gardens,
4.00%, 6/15/41 (3) 150 131
Capital Trust Auth., Kipp Miami North Campus Project,
Series A, 5.00%, 6/15/34 (3) 250 262
Celebration Pointe Community Dev. Dist., Alachua County,
5.00%, 5/1/32  225 228
Collier County EFA, Maria Univ. Project, 5.00%, 6/1/28  250 255
Crossings at Fleming Island Community Dev. Dist., Series A-1,
4.50%, 5/1/30  90 90
East Nassau Stewardship Dist., BAN, 5.25%, 5/1/29  300 300
Florida Dev. Fin., GFL Solid Waste Southeast Project, Series A,
VRDN, 4.375%, 10/1/54 (Tender 10/1/31) (3)(4) 250 253
Florida Dev. Fin., Learning Gate Community Center, Series A,
5.00%, 2/15/31  205 208
Florida Dev. Fin., Waste Pro Project, VRDN, 6.125%, 7/1/32
(Tender 7/1/26) (3)(4) 350 358
Florida Municipal Loan Council, Shingle Creek Transit & Utility
Community Dev. Dist., 4.50%, 5/1/31 (4) 100 101
Golden Gem Community Dev. Dist., 5.15%, 5/1/31  250 254
Hammock Oaks Community Dev. Dist., Assesment Area Two,
5.00%, 5/1/31  340 344
Hillcrest Preserve Community Dev. Dist., 4.375%, 5/1/31 (3) 225 225
Hobe-St. Lucie Conservancy Dist., 4.75%, 5/1/31  250 258
Lakes of Sarasota Community Dev. Dist., Series A, 4.75%,
5/1/31  355 356
Lakes of Sarasota Community Dev. Dist., Series A-1, 3.40%,
5/1/31  130 125
Lakes of Sarasota Community Dev. Dist., Series B-1, 3.625%,
5/1/31  130 127

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Lakes of Sarasota Community Dev. Dist. 2, Series B, 5.20%,
5/1/35  100 101
Laurel Road Community Dev. Dist., Series A-1, 3.00%, 5/1/31  160 148
Lee County Airport, 5.25%, 10/1/42 (4) 500 544
Lee County IDA, Shell Point, Tax Exempt Mandatory Paydown
Securities, Series 2024B-1, 4.75%, 11/15/29  250 251
LTC Ranch West Residential Community Dev. Dist., Assesment
Area Three, 4.875%, 5/1/31  360 364
Malabar Springs Community Dev. Dist., Assesment Area One,
4.50%, 5/1/31  250 250
Marion Ranch Community Dev. Dist., 5.10%, 5/1/31  240 243
Mirada Community Dev. Dist., Assesment Area Three, 4.75%,
5/1/31  250 252
Newport Isles Community Dev. Dist., 5.00%, 5/1/44  245 245
Palm Beach County HFA, Toby & Leon Cooperman Sinai,
4.00%, 6/1/31  350 346
Palm Beach County HFA, Toby & Leon Cooperman Sinai,
4.00%, 6/1/41  120 110
Parrish Lakes Community Dev. Dist., Assesment Area Three,
5.00%, 5/1/31  250 251
Sawyers Landing Community Dev. Dist., 3.75%, 5/1/31  250 241
Seminole County IDA, Series A, 4.00%, 6/15/36 (3) 315 302
Seminole Palms Community Dev. Dist., 4.45%, 5/1/31 (3) 250 250
Two Rivers West Community Dev. Dist., Series 2024, 4.80%,
5/1/31  250 253
Venice, Village on The Isle Project, Series B-1, 4.625%,
1/1/30 (3) 250 251
Village Community Dev. Dist. No. 15, 4.375%, 5/1/33 (3) 110 113
West Villages Improvement Dist., Assesment Area, 4.50%,
5/1/31  235 237
9,675
GEORGIA  3.3%
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.50%, 1/1/29 (1)(2) 200 80
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.75%, 1/1/35 (1)(2) 200 80
Atlanta Dev. Auth., Westside Gultch Area Project, Series A,
5.00%, 4/1/34 (3) 200 203
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
2.375%, 7/1/26 (3) 115 114
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
2.875%, 7/1/31 (3) 300 285
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
3.625%, 7/1/42 (3) 150 135
Augusta Airport, Series A, 5.00%, 1/1/35  250 250

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Coweta County Residential Care Fac. for the Elderly Auth.,
Peachtree City Project, 4.00%, 3/1/36  150 136
George L Smith II Congress Center Auth., Convention Center
Hotel, 3.625%, 1/1/31 (3) 185 177
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/36 (3) 395 401
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.00%, 6/15/27 (3) 280 283
Main Street Natural Gas, Series A, VRDN, 5.00%, 6/1/53
(Tender 6/1/30)  500 525
Main Street Natural Gas, Series A, VRDN, 5.00%, 5/1/54
(Tender 9/1/31)  250 268
Main Street Natural Gas, Series B, VRDN, 5.00%, 12/1/54
(Tender 3/1/32)  125 135
Main Street Natural Gas, Series C, VRDN, 5.00%, 9/1/53
(Tender 9/1/30)  125 133
Main Street Natural Gas, Series E, VRDN, 5.00%, 5/1/55
(Tender 12/1/32)  300 320
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/27 (3) 195 196
3,721
GUAM  0.5%
Antonio B Won Pat Int'l. Airport Auth., 5.25%, 10/1/29 (4) 255 270
Antonio B Won Pat Int'l. Airport Auth., Series A, 5.00%,
10/1/34 (4) 100 106
Guam, Hotel Occupancy Tax, Series A, 5.00%, 11/1/35  125 131
507
ILLINOIS  5.1%
Chicago, Series A, GO, 5.00%, 1/1/27  145 149
Chicago, Series A, GO, 5.00%, 1/1/27 (7) 55 57
Chicago, Series A, GO, 5.00%, 1/1/34  500 530
Illinois, GO, 5.00%, 11/1/37  1,000 1,019
Illinois, GO, 5.50%, 5/1/25  125 126
Illinois Fin. Auth., Admiral at the Lake, 5.00%, 5/15/33  185 174
Illinois Fin. Auth., Navy Pier, Inc., Series B, 5.25%, 10/1/39 (3) 200 207
Illinois Fin. Auth., Northwestern Memorial Healthcare, Series B,
VRDN, 1.37%, 7/15/55  300 300
Illinois Fin. Auth., Plymouth Place, Series A, 5.00%, 5/15/32  140 142
Illinois Fin. Auth., Plymouth Place, Series A, 5.00%, 5/15/33  145 147
Illinois Fin. Auth., Three Crowns Park, 5.00%, 2/15/32  450 457
Illinois Fin. Auth., Univ. of Chicago Medical Center, Series A,
VRDN, 1.45%, 8/1/44  300 300
Metropolitan Pier & Exposition Auth., McCormick Place, 5.00%,
12/15/32  250 260

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 12/15/35  250 164
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/38  1,000 583
Metropolitan Pier & Exposition Auth., McCormick Place,
Series A, Zero Coupon, 6/15/31 (8) 100 80
Metropolitan Pier & Exposition Auth., McCormick Place,
Series A, Zero Coupon, 12/15/35 (8) 660 433
Metropolitan Pier & Exposition Auth., McCormick Place,
Series B, 5.00%, 12/15/27  500 507
5,635
INDIANA  1.7%
East Chicago, USG Project, 5.50%, 9/1/28 (4) 175 170
Indiana Fin. Auth., Margaret Mary Health Project, Series A,
5.50%, 3/1/39  250 273
Indiana Fin. Auth., Ohio Valley Electric, Series A, 4.25%,
11/1/30  425 438
Indiana Fin. Auth., Ohio Valley Electric, Series B, 2.50%,
11/1/30  100 93
Indiana Fin. Auth., Senior Student Housnig Project, Series A,
4.25%, 7/1/44  250 232
Indiana Fin. Auth., U.S. Steel, Series A, 4.125%, 12/1/26  325 326
Indianapolis Local Public Improvement Bond Bank, Convention
Center Hotel, Series E, 5.00%, 3/1/33  250 266
Valparaiso, Pratt Paper, 4.50%, 1/1/34 (3)(4) 100 102
1,900
KANSAS  0.2%
Overland Park Sales Tax Revenue, Bluhawk Star Bond Project,
Series A, 6.50%, 11/15/42 (3) 200 205
205
KENTUCKY  1.8%
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/25  450 451
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/26  250 253
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37  520 530
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/45  225 226
Kentucky Public Energy Auth., Series B, VRDN, 5.00%, 1/1/55
(Tender 8/1/32)  300 323
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  200 202
1,985

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
LOUISIANA  1.7%
Louisiana Gasoline & Fuels Tax, Second Lien, Series A-1,
VRDN, 1.50%, 5/1/43  200 200
Louisiana Local Gov't Environmental Fac. & Community Dev.
Auth., Westlake Chemical, 3.50%, 11/1/32  380 370
Louisiana Offshore Terminal Auth., Loop LLC Project, Series A,
VRDN, 4.20%, 9/1/33 (Tender 9/1/28)  300 303
Saint James Parish, Nustar Logistics, VRDN, 6.10%, 6/1/38
(Tender 6/1/30) (3) 300 331
Saint James Parish, Nustar Logistics, Series B, VRDN, 6.10%,
12/1/40 (Tender 6/1/30) (3) 150 165
Saint John the Baptist Parish, Marathon Oil, VRDN, 4.05%,
6/1/37 (Tender 7/1/26)  250 253
Saint John the Baptist Parish, Marathon Oil, Series B-2, VRDN,
2.375%, 6/1/37 (Tender 7/1/26)  225 222
1,844
MAINE  0.1%
Fin. Auth. of Maine, Casella Waste Systems, VRDN, 4.625%,
12/1/47 (Tender 6/1/35) (3)(4) 100 103
103
MARYLAND  9.3%
Baltimore, Convention Center Hotel, 5.00%, 9/1/26  130 132
Baltimore, Convention Center Hotel, 5.00%, 9/1/30  300 305
Baltimore, Convention Center Hotel, 5.00%, 9/1/31  255 259
Baltimore, Convention Center Hotel, 5.00%, 9/1/34  100 101
Baltimore, East Baltimore Research Park, Series A, 4.50%,
9/1/33  250 251
Baltimore, Harbor Point Project, Series A, 3.40%, 6/1/34 (3) 285 270
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/28  280 287
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/32  100 99
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/35  100 96
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/29 (3) 100 100
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/33 (3) 540 541
Maryland Economic Dev., Marine Terminal, 5.75%, 9/1/25  255 257
Maryland Economic Dev., Port Covington Project, 3.25%,
9/1/30  360 351
Maryland Economic Dev., Purple Line Light Rail Project,
Series A, 5.00%, 11/12/28 (4) 1,150 1,169
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/30  165 169
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/36  250 254

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/31  530 553
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/32  250 260
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/35  200 207
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/28 (5) 60 61
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/29 (5) 155 158
Maryland Economic Dev., Univ. Village at Sheppard Pratt,
5.00%, 7/1/27  500 500
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/27  150 153
Maryland HHEFA, Doctors Community Hosp., Series A, 5.00%,
7/1/38  1,500 1,524
Maryland HHEFA, Green Street Academy, Series A, 5.00%,
7/1/27 (3) 100 101
Maryland HHEFA, Johns Hopkins Health System, Series B,
VRDN, 1.45%, 6/1/46  300 300
Maryland HHEFA, Monocacy Montessori Community, 5.25%,
7/1/33 (3) 440 456
Maryland HHEFA, Peninsula Regional Health System, 5.00%,
7/1/27  300 312
Montgomery County, Friends House Retirement Community,
Series A, 5.00%, 7/1/39  120 109
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/31  100 102
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/35  240 243
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/29  100 102
Rockville, Ingleside at King Farm, Series A-2, 3.375%, 11/1/27  100 98
Washington County, Economic Dev., Homewood Maryland
Obligated Group, 4.00%, 5/1/36  250 252
Westminster, Lutheran Village at Millers Grant, Series A, 6.00%,
7/1/34  170 170
10,302
MASSACHUSETTS  0.1%
Massachusetts Dev. Fin. Agency, Merrimack College Student
Housing, Series A, 4.25%, 7/1/34 (3) 170 172
172
MICHIGAN  1.7%
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%,
2/15/33  250 253
Detroit, GO, 5.00%, 4/1/37  500 516
Ivywood Classical Academy, Public School, 5.00%, 1/1/34  350 359

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Kentwood Economic Dev., Holland Home Obligated Group,
4.00%, 11/15/31  90 88
Michigan Fin. Auth., Uni. of Detroit Mercy, 5.25%, 11/1/39  270 283
Michigan Strategic Fund, VRDN, 4.00%, 10/1/61 (Tender
10/1/26) (4) 400 401
Michigan Tobacco Settlement Fin. Auth., Series B, Zero
Coupon, 6/1/52  100 13
1,913
MINNESOTA  0.4%
Eagan, Great Oaks Academy, Series A, 6.25%, 2/1/45 (3) 100 101
Minnesota Housing Fin. Agency, Sustainable Bond, Series A,
6.25%, 1/1/54  100 109
Saint Paul Redev. & Housing Auth., Episcopal Homes Obligated
Group, 4.00%, 11/1/36  200 184
394
MISSOURI  0.6%
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29  65 62
Saint Louis IDA, Nazareth Living Center, Series A, 5.00%,
8/15/25  110 110
Saint Louis IDA, Saint Andrews Resources for Seniors, 5.00%,
12/1/25  30 30
Saint Louis Land Clearance for Redev. Auth., National
Geospatial Intelligence Agency, 5.00%, 6/1/29  150 152
Taney County IDA, Cedar Infrastructure, 5.00%, 10/1/33 (3) 350 351
705
NEVADA  0.4%
Las Vegas Convention & Visitors Auth., Series B, 5.00%, 7/1/31  250 261
Las Vegas Special Improvement Dist. No. 815, 4.75%, 12/1/40  100 100
Reno-Tahoe Airport Auth., Series A, 5.00%, 7/1/36 (4) 100 109
470
NEW HAMPSHIRE  1.7%
National Fin. Auth., Series 2022-2, Class A, 4.00%, 10/20/36  169 166
National Finance Auth. Affordable Housing Certificates,
Series 2024-1, Class A, 4.15%, 10/20/40 (Tender 10/1/34)  150 149
New Hampshire Business Fin. Auth., Series 2020-1, Class A,
4.125%, 1/20/34  230 232
New Hampshire Business Fin. Auth., Series 2023-2, Class A,
3.875%, 1/20/38  147 142
New Hampshire Business Fin. Auth., Series 2024-1, Class A,
4.25%, 7/1/51 (Prerefunded 7/20/41) (9) 247 242
New Hampshire Business Fin. Auth., Series 2024-2, Class A,
3.625%, 8/20/39  207 197

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
New Hampshire Business Fin. Auth., Series A, VR, 4.18%,
11/20/39  250 249
New Hampshire Business Fin. Auth., Series B, VRDN, 3.75%,
7/1/45 (Tender 7/2/40) (3)(4) 100 86
New Hampshire Business Fin. Auth., Tamarron Project, 5.25%,
12/1/35 (3) 209 209
New Hampshire Business Fin. Auth., Thomas Ranch Project,
Zero Coupon, 12/1/34 (3) 250 135
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/36  100 102
1,909
NEW JERSEY  1.9%
New Jersey, GO, 2.00%, 6/1/37  250 196
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
1/1/34 (4) 530 530
New Jersey Economic Dev. Auth., Lions Gate, 4.875%, 1/1/29  300 300
New Jersey Economic Dev. Auth., Lions Gate, 5.00%, 1/1/34  200 200
New Jersey Economic Dev. Auth., Port Newark Container
Terminal, 5.00%, 10/1/37 (4) 400 410
New Jersey Economic Dev. Auth., Port Newark Container
Terminal, 5.00%, 10/1/47 (4) 125 127
New Jersey Transportation Trust Fund Auth., Transportation
System, Series A, Zero Coupon, 12/15/39 (10) 250 140
Passaic County Improvement Auth., Paterson Charter School,
4.125%, 7/1/33 (11) 250 253
2,156
NEW YORK  5.1%
Build New York City Resource, Friends of Hellenic Classical,
Series A, 4.00%, 12/1/31 (3) 200 192
Build New York City Resource, Inwood Academy Leadership
Charter School, Series A, 4.875%, 5/1/31 (3) 205 208
Build New York City Resource, New World Preparatory Charter
School Project, Series A, 4.00%, 6/15/31 (3) 100 98
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/36 (3) 100 96
Build New York City Resource, Shefa School Project, Series A,
2.50%, 6/15/31 (3) 100 90
Dormitory Auth. of the State of New York, Garnet Health
Medical Center, 5.00%, 12/1/37 (3) 400 390
Dormitory Auth. of the State of New York, Montefiore, Series A,
4.00%, 9/1/36  250 248
Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 5.00%, 12/1/27 (3) 300 302
Dormitory Auth. of the State of New York, Saint John's Univ.,
Series A, 5.00%, 7/1/29  100 101

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Dormitory Auth. of the State of New York, Saint Joseph's
College, 5.00%, 7/1/28  75 76
Dormitory Auth. of the State of New York, Saint Joseph's
College, 5.00%, 7/1/29  175 177
Nassau County IDA, Amsterdam at Harborside, Series A,
9.00%, 1/1/41 (1)(2)(3) 225 225
Nassau County IDA, Amsterdam at Harborside, Series B, VR,
5.00%, 1/1/58 (1) 518 47
New York City Housing Dev., 8 Spruce Street, Series 2024,
Class F, 5.25%, 12/15/43 (Prerefunded 12/15/31) (9) 500 514
New York Liberty Dev., 3 World Trade Center, Class 2, 5.15%,
11/15/34 (3) 400 400
New York Liberty Dev., 3 World Trade Center, Class 2, 5.375%,
11/15/40 (3) 200 200
New York State Environmental Fac., Casella Waste Systems,
Series 2020R-2, VRDN, 5.125%, 9/1/50 (Tender 9/3/30) (3)(4) 250 265
New York Transportation Dev., American Airlines, 2.25%,
8/1/26 (4) 40 39
New York Transportation Dev., American Airlines, 5.00%,
8/1/26 (4) 215 215
New York Transportation Dev., American Airlines, 5.00%,
8/1/31 (4) 850 851
New York Transportation Dev., Delta Air Lines LaGuardia
Airport, 5.00%, 1/1/27 (4) 495 508
New York Transportation Dev., JFK Int'l. Airport, 5.25%,
8/1/31 (4) 105 110
Southold Local Dev., Peconic Landing at Southhold, Inc.,
3.50%, 12/1/30  100 98
Westchester County Local Dev., Medical Center Obligated,
5.25%, 11/1/31 (5) 200 223
5,673
NORTH CAROLINA  0.9%
North Carolina Medical Care Commission, Series C, 4.00%,
3/1/30  290 291
North Carolina Medical Care Commission, Lutheran Services,
5.00%, 3/1/27  100 102
North Carolina Medical Care Commission, Penick Village
Project, Series A, 5.50%, 9/1/44  100 104
North Carolina Medical Care Commission, Pennybyrn at
Maryfield, 5.00%, 10/1/25  45 45
North Carolina Medical Care Commission, Salemtowne, 5.25%,
10/1/37  325 325
North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/25  160 161
1,028

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
NORTH DAKOTA  0.3%
Grand Forks, Altru Health System, Series A, 5.00%, 12/1/39 (5) 250 268
Horace, Series C, GO, 4.50%, 5/1/39  100 101
369
OHIO  2.4%
Akron Bath Copley Joint Township Hosp. Dist., 4.00%, 11/15/33  400 401
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  1,190 1,088
Cleveland Airport, Series A, 5.00%, 1/1/29 (5) 125 125
Cleveland-Cuyahoga County Port Auth., Playhouse Square
Foundation Project, 5.25%, 12/1/38  250 257
Ohio Air Quality Dev. Auth., Ohio Valley Electric, 3.25%, 9/1/29  100 98
Ohio Air Quality Dev. Auth., Pratt Paper, 3.75%, 1/15/28 (3)(4) 190 191
Ohio Housing Fin. Agency, Silver Birch Of Mansfield, 6.00%,
1/1/45 (3) 250 254
Washington County, Memorial Health System Obligated Group,
6.625%, 12/1/42  220 242
2,656
OKLAHOMA  0.8%
Oklahoma County Fin. Auth., Astec Project, 5.25%, 6/15/34 (3) 250 257
Oklahoma County Fin. Auth., Epworth Villa, Series B, 5.875%,
12/1/47  135 104
Oklahoma County Fin. Auth., Epworth Villa, Series C, 2.00%,
12/1/47  28 2
Oklahoma DFA, OU Medicine, Series B, 5.00%, 8/15/33  500 518
881
OREGON  0.2%
Oregon State Fac. Auth., Peacehealth, Series B, VRDN, 1.50%,
8/1/34  200 200
200
PENNSYLVANIA  3.7%
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/27 (3) 195 200
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/32 (3) 100 102
Berks County Municipal Auth., Tower Health Project,
Series B-1, STEP, 0.00%, 6/30/44  356 264
Butler County Hosp. Auth., 5.00%, 7/1/25  125 125
Chester County IDA, Woodlands at Graystone, 4.375%,
3/1/28 (3) 90 90
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, Series A, 4.50%, 1/1/40 (3) 175 164
Doylestown Hosp. Auth., 5.00%, 7/1/31 (3) 250 264

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Latrobe IDA, Seton Hill Univ., 4.00%, 3/1/37  150 141
Montgomery County IDA, Constellation Energy, Series A,
VRDN, 4.10%, 4/1/53 (Tender 4/3/28)  250 255
Pennsylvania Economic DFA, 5.00%, 12/31/38 (4) 250 253
Pennsylvania Economic DFA, 5.25%, 6/30/35 (4) 500 544
Pennsylvania Economic DFA, Consol Energy, VRDN, 9.00%,
4/1/51 (Tender 4/13/28) (3)(4) 200 225
Pennsylvania Economic DFA, Energy Supply, Series C, VRDN,
5.25%, 12/1/37 (Tender 6/1/27)  250 253
Pennsylvania Higher Ed. Fac. Auth., Indiana Univ. Student
Housing, Series A, FRN, 67% of (3M TSFR + 0.2616%) +
0.65%, 3.713%, 7/1/39 (6) 125 116
Pennsylvania Housing Fin. Agency, Series 141A, 5.75%,
10/1/53  277 295
Philadelphia Higher Ed. Fac. Auth., Temple Univ. Health
System, 5.00%, 7/1/28  310 318
Philadelphia IDA, String Theory Charter, 5.00%, 6/15/30 (3) 145 149
Susquehanna Area Regional Airport Auth., 5.00%, 1/1/35 (4) 390 396
4,154
PUERTO RICO  9.0%
Puerto Rico Commonwealth, GO, VR, 11/1/51 (12) 1,005 545
Puerto Rico Commonwealth, GO, VR, 11/1/43 (12) 489 307
Puerto Rico Commonwealth, GO, VR, 11/1/51 (12) 553 353
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/30 (3) 1,250 1,320
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (3) 1,250 1,308
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  230 163
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  85 86
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  90 90
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  160 159
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  90 86
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  47 48
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  844 883
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  93 100
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  365 407

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series CCC, 4.25%,
7/1/23 (2)(13) 100 56
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (2)(13) 100 56
Puerto Rico Electric Power Auth., Series SS, 5.00%, 7/1/30 (5) 130 130
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/18 (2)
(13) 200 111
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (2)
(13) 120 67
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (2)
(13) 100 56
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (2)
(13) 245 137
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/29  1,203 1,036
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  545 403
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  1,000 335
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  1,363 1,358
Puerto Rico Sales Tax Fin., Restructured Cofina, Series A-2,
4.329%, 7/1/40  416 414
10,014
SOUTH CAROLINA  0.7%
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/32  387 235
Connector 2000 Assoc., Series B-1, Zero Coupon, 1/1/32  54 25
Connector 2000 Assoc., Series B-1, Zero Coupon, 7/22/51  185 19
Patriots Energy Group Fin. Agency, Series B-1, 5.25%, 3/1/30  205 220
South Carolina Jobs Economic Dev. Auth., Repower South
Berkeley, 5.25%, 2/1/27 (1)(2)(3)(4) 200 20
South Carolina Jobs Economic Dev. Auth., Woodlands at
Furman, Series A, 5.00%, 11/15/30  85 88
South Carolina Jobs-Economic Dev. Auth., International Paper,
VRDN, 4.00%, 4/1/33 (Tender 4/1/26) (4) 150 151
758
TENNESSEE  1.8%
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing - CDFI Phase I, CDFI, 5.00%, 10/1/32  195 196
Kingsport Tennessee IDB, Domtar Project, VRDN, 5.25%,
12/1/54 (Tender 11/15/29) (3)(4) 200 203
Memphis-Shelby County Ind. Dev. Board, Senior Tax
Increment, Graceland, Series A, 4.75%, 7/1/27 (2) 100 90
Memphis-Shelby County Ind. Dev. Board, Senior Tax
Increment, Graceland, Series A, 5.50%, 7/1/37 (2) 100 75

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Nashville Metropolitan Dev. & Housing Agency, Tax Increment,
Fifth & Broadway, 4.50%, 6/1/28 (3) 100 101
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/26  1,275 1,297
1,962
TEXAS  6.6%
Arlington Higher Ed. Fin., VRDN, 4.875%, 6/15/56 (Tender
6/15/26) (3) 250 252
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/28  250 252
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/30  540 543
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/33  100 100
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/27  335 335
Clifton Higher Ed. Fin., Valor Education, Series A, 5.00%,
6/15/34 (3) 325 324
Conroe Local Gov't, Convention Center Hotel, 3.50%,
10/1/31 (3) 385 323
Gulf Coast IDA, Citgo Petroleum, 4.875%, 5/1/25 (4) 680 680
Houston Airport System, United Airlines, Series B, 5.50%,
7/15/37 (4) 500 544
Houston Airport System, United Airlines, Series B-1, 5.00%,
7/15/30 (4) 500 502
Houston Airport System, United Airlines, Series B-1, 5.00%,
7/15/35 (4) 100 100
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/28  100 100
Lavon, Elevon Public Improvement Dist., 4.25%, 9/15/31 (3) 200 202
Love Field Airport Modernization, Southwest Airlines, 5.00%,
11/1/28 (4) 185 185
Mission Economic Dev., Natgasoline, Series B, 4.625%,
10/1/31 (3)(4) 500 501
Montgomery County Toll Road Auth., 5.00%, 9/15/33  500 503
New Hope Cultural Ed. Fac. Fin., Buckingham Senior Living,
Series B, VR, 2.00%, 11/15/61, (2.00% PIK) (2)(14) 159 59
New Hope Cultural Ed. Fac. Fin., Senior Living, Series A,
5.00%, 11/15/26  170 167
New Hope Cultural Ed. Fac. Fin., Texas A&M Univ. Corpus
Christi, Series A, 5.00%, 4/1/31 (Prerefunded 4/1/27) (9) 50 52
North East Texas Regional Mobility Auth., Senior Lien, 5.00%,
1/1/26  200 203
Port Beaumont Navigation Dist., Jefferson Gulf Coast, Series A,
3.625%, 1/1/35 (3)(4) 345 319
Port of Beaumont Navigation Dist., Jefferson Gulf Coast
Energy, Series A, 5.00%, 1/1/39 (3)(4) 250 258

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/31  510 543
Texas Municipal Gas Acquisition & Supply V, VRDN, 5.00%,
1/1/55 (Tender 1/1/34)  300 324
7,371
UTAH  1.0%
Mida Mountain Village Public Infrastructure Dist., Series 2,
5.50%, 6/15/39 (3) 500 516
Military Installation Dev. Auth., Series A-1, 4.00%, 6/1/36  500 482
Vineyard Redev. Agency, 4.00%, 5/1/39 (5) 100 101
1,099
VIRGINIA  3.5%
Alexandria IDA, Goodwin House, 5.00%, 10/1/35 (Prerefunded
10/1/25) (9) 260 263
Cherry Hill CDA, Potomac Shores Project, 4.50%, 3/1/25 (3) 70 70
Hanover County Economic Dev. Auth., Covenant Woods,
4.00%, 7/1/30 (3) 255 253
Henrico County Economic Dev. Auth., Westminster Canterbury
Richmond, 5.00%, 10/1/37  245 253
James City County Economic Dev. Auth., Williamsburg Landing,
Series C-3, 5.25%, 12/1/27  150 150
Prince William County IDA, Westminster At Lake Ridge, 5.00%,
1/1/26  400 401
Prince William County IDA, Westminster At Lake Ridge, 5.00%,
1/1/31  170 171
Virginia College Building Auth., Marymount Univ., 5.25%,
7/1/30 (3) 100 96
Virginia College Building Auth., Marymount Univ., Series A,
5.00%, 7/1/30 (3) 150 142
Virginia Small Business Fin. Auth., 95 Express Lanes, 5.00%,
7/1/33 (4) 120 128
Virginia Small Business Fin. Auth., 95 Express Lanes, 5.00%,
7/1/34 (4) 695 742
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 7/1/32 (4) 265 267
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/39 (4) 400 392
Virginia Small Business Fin. Auth., Senior Lien, 5.00%,
7/1/32 (4) 500 537
3,865
WASHINGTON  2.2%
Washington State Convention Center Public Fac. Dist., 4.00%,
7/1/31  200 203
Washington State Housing Fin. Commission, Bayview Manor
Homes, Series A, 4.00%, 7/1/26 (3) 100 99

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Washington State Housing Fin. Commission, Radford Court
and Nordheim Court, 5.00%, 7/1/29  300 318
Washington State Housing Fin. Commission, Social Certificate,
Series 2021-1, Class A, 3.50%, 12/20/35  707 668
Washington State Housing Fin. Commission, Social Certificate,
Series 2023-1, Class A, 3.375%, 4/20/37  742 676
Washington State Housing Fin. Commission, Social Certificate,
Series 2024-1, Class A, VR, 4.221%, 3/20/50 (Prerefunded
3/20/40) (9) 224 220
Washington State Housing Fin. Commission, Transforming Age
Project, Series A, 5.00%, 1/1/34 (3) 245 250
2,434
WEST VIRGINIA  1.3%
Monongalia County, Series A, 5.00%, 6/1/33 (3) 550 576
West Virginia Economic Dev. Auth., Appalachian Power, VRDN,
0.625%, 12/1/38 (Tender 12/15/25)  750 732
West Virginia Economic Dev. Auth., Mitchell Project,
Series 2014-A, VRDN, 4.70%, 4/1/36 (Tender 6/17/26) (4) 150 151
1,459
WISCONSIN  5.0%
PFA, Cincinnati Classical Academy, Series A, 5.375%,
6/15/39 (3) 100 101
PFA, Elevon Project, RAN, 5.00%, 7/15/30 (3) 100 100
PFA, Kahala Nui Project, 5.00%, 11/15/40  350 379
PFA, Mary's Woods at Marylhurst Project, 5.00%, 5/15/30 (3) 100 102
PFA, Master Academy of Nevada - East Las Vegas Campus
Project, Series A, 5.00%, 12/15/34 (3) 250 261
PFA, Million Air Three LLC General Aviation Fac. Project,
Series A, 5.50%, 9/1/30 (3)(4) 250 260
PFA, Nolina & Sorella Project, RAN, 5.50%, 12/15/32 (3) 150 150
PFA, Piedmont Community Charter School, 5.00%, 6/15/34  250 257
PFA, Sheboygan Christian School Project, Series A, 6.25%,
4/1/45 (3) 200 202
Univ. of Wisconsin Hosp. & Clinics Auth., Series C, VRDN,
1.30%, 4/1/48  400 400
Wisconsin HEFA, Chiara Housing and Services, Inc. Project,
5.625%, 7/1/45  300 309
Wisconsin HEFA, Dickson Hollow Phase II Project, 5.00%,
10/1/32  250 256
Wisconsin PFA, Celanese, Series C, 4.30%, 11/1/30 (4) 500 500
Wisconsin PFA, Challenge Foundation Academy, 5.75%,
7/1/33 (3) 250 261
Wisconsin PFA, CHF Manoa LLC, Series A, 5.25%, 7/1/38 (3) 250 271
Wisconsin PFA, Church Home of Hartford, 5.00%, 9/1/25 (3) 35 35

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Wisconsin PFA, Founders Academy of Las Vegas, Series A,
5.75%, 7/1/33 (3) 475 500
Wisconsin PFA, Founders of Academy Las Vegas, Series A,
4.00%, 7/1/30 (3) 85 82
Wisconsin PFA, National Gypsum, 4.00%, 8/1/35 (4) 445 436
Wisconsin PFA, Piedmont Charter School, 5.00%, 6/15/49  250 245
Wisconsin PFA, Roseman Univ. of Health, 4.00%, 4/1/32 (3) 100 99
Wisconsin PFA, Roseman Univ. of Health, 5.00%, 4/1/30 (3) 235 242
Wisconsin PFA, Roseman Univ. of Health, 5.00%, 4/1/30 (3)(7) 15 16
Wisconsin PFA, Roseman Univ. of Health, 5.00%, 4/1/40 (3) 100 103
5,567
Total Investments in Securities
101.2% of Net Assets
(Cost $112,893) $ 112,438
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Security is in default or has failed to make a scheduled interest and/or principal payment.
(2) Non-income producing
(3) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $27,571 and represents 24.8% of net assets.
(4) Interest subject to alternative minimum tax.
(5) Insured by Assured Guaranty Municipal Corporation
(6) Insured by Assured Guaranty Corporation
(7) Escrowed to maturity
(8) Insured by National Public Finance Guarantee Corporation
(9) Prerefunded date is used in determining portfolio maturity.
(10) Insured by Build America Mutual Assurance Company
(11) When-issued security
(12) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(13) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(14) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
3M TSFR Three month term SOFR (Secured overnight financing rate)
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
CDFI Community Development Financial Institution
DFA Development Finance Authority

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

The accompanying notes are an integral part of these financial statements.
.
.
.
.
.
.
.
.
.
.
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
PFA Public Finance Authority/Agency
PIK Payment-in-kind
RAN Revenue Anticipation Note
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Intermediate Tax-Free High Yield Fund
February 28, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $112,893) $ 112,438
Interest receivable 1,207
Receivable for shares sold 178
Cash 103
Due from affiliates 12
Other assets 29
Total assets 113,967
Liabilities
Payable for shares redeemed 2,455
Payable for investment securities purchased 320
Investment management fees payable 30
Other liabilities 76
Total liabilities 2,881
Commitments and Contingent Liabilities (note 5 )
NET ASSETS $ 111,086
Net Assets Consist of:
Total distributable earnings (loss) $ (824)
Paid-in capital applicable to 11,261,490 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 111,910
NET ASSETS $ 111,086
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $41,192; Shares outstanding: 4,174,479) $ 9.87
I Class
(Net assets: $69,894; Shares outstanding: 7,087,011) $ 9.86

T. ROWE PRICE Intermediate Tax-Free High Yield Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
2/28/25
Investment Income (Loss)
Interest income $ 4,166
Expenses
Investment management 355
Shareholder servicing
Investor Class $ 63
I Class 10 73
Prospectus and shareholder reports
Investor Class 9
I Class 6 15
Custody and accounting 202
Registration 69
Legal and audit 50
Interest 11
Miscellaneous 17
Waived / paid by Price Associates (343)
Total expenses 449
Net investment income 3,717
Realized and Unrealized Gain / Loss –
Net realized loss on securities (151)
Change in net unrealized gain / loss on securities 1,692
Net realized and unrealized gain / loss 1,541
INCREASE IN NET ASSETS FROM OPERATIONS $ 5,258

T. ROWE PRICE Intermediate Tax-Free High Yield Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
2/28/25 2/29/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 3,717 $ 2,789
Net realized loss (151) (348)
Change in net unrealized gain / loss 1,692 2,081
Increase in net assets from operations 5,258 4,522
Distributions to shareholders
Net earnings
Investor Class (1,244) (742)
I Class (2,397) (2,001)
Decrease in net assets from distributions (3,641) (2,743)
Capital share transactions
*
Shares sold
Investor Class 22,551 21,342
Advisor Class – 1
I Class 24,419 18,909
Distributions reinvested
Investor Class 1,226 719
I Class 1,694 1,457
Shares redeemed
Investor Class (12,620) (12,647)
Advisor Class – (2)
I Class (20,072) (15,206)
Increase in net assets from capital share
transactions 17,198 14,573

T. ROWE PRICE Intermediate Tax-Free High Yield Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
2/28/25 2/29/24
Net Assets
Increase during period 18,815 16,352
Beginning of period 92,271 75,919
End of period $ 111,086 $ 92,271
*Share information (000s)
Shares sold
Investor Class 2,302 2,233
I Class 2,493 1,991
Distributions reinvested
Investor Class 125 75
I Class 173 153
Shares redeemed
Investor Class (1,288) (1,321)
Advisor Class – –
(1)
I Class (2,056) (1,597)
Increase in shares outstanding 1,749 1,534
(1)
Amount rounds to less than 1,000 shares

T. ROWE PRICE Intermediate Tax-Free High Yield Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Intermediate Tax-Free High Yield Fund, Inc. (the corporation)
is registered under the Investment Company Act of 1940 (the 1940 Act).
The Intermediate Tax-Free High Yield Fund (the fund) is a diversified, open-
end management investment company established by the corporation. The fund seeks to provide a high level of income exempt from federal income taxes. The fund has two classes of shares: the Intermediate Tax-Free
High Yield Fund (Investor Class) and the Intermediate Tax-Free High Yield
Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as,

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On February 28, 2025 , all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including
“high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
When-Issued Securities  The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date.
When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security. Amounts realized on when-issued transactions are included in realized gain/loss on securities in the accompanying financial statements.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $38,271,000 and
$19,736,000, respectively, for the year ended February 28, 2025.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to differences between book/tax amortization policies and the character of income on certain derivative contracts.
The tax character of distributions paid for the periods presented was as follows:
At February 28, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
($000s)
February 28,
2025
February 29,
2024
Ordinary income (including short-term capital
gains, if any) $ 25 $ 18
Tax-exempt income 3,616 2,725
Total distributions $ 3,641 $ 2,743
($000s)
Cost of investments $ 112,499
Unrealized appreciation $ 2,223
Unrealized depreciation (2,284)
Net unrealized appreciation (depreciation) $ (61)

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

At February 28, 2025, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales, the recognition of market discount and premium amortization and the character of income on certain derivatives contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.07%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At February 28, 2025, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
($000s)
Undistributed ordinary income $ 3
Undistributed tax-exempt income 104
Net unrealized appreciation (depreciation) (61)
Loss carryforwards and deferrals (870)
Total distributable earnings (loss) $ (824)

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended February 28, 2025 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $967,000 remain subject to repayment by the fund at February 28, 2025. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended February 28, 2025, expenses incurred pursuant to these service agreements were $123,000 for Price
Associates and $29,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended February 28, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
Investor
Class I Class
Expense limitation/I Class Limit 0.45% 0.05%
Expense limitation date 04/30/27 04/30/27
(Waived)/repaid during the period ($000s) $(150) $(193)

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

NOTE 6 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 7 - BORROWING
The fund, together with certain other U.S. registered floating rate and tax-
free high yield funds (the U.S. borrowers) and foreign investment funds managed by Price Associates or an affiliate (collectively, the participating funds), is party to a $1.3 billion, 364-day, syndicated credit facility (the facility).
Excluding commitments designated for the foreign investment funds, the U.S.
borrowers can borrow up to an aggregate commitment amount of $1.15 billion, of which $900 million is available to the U.S. floating rate borrowers and
$250 million is available to the U.S. tax-free high yield borrowers, on a first-
come, first-served basis. The facility provides a source of liquidity to the participating funds for temporary and emergency purposes. The participating funds are charged administrative fees and an annual commitment fee, of
0.15% of the average daily undrawn commitment. All fees allocated to the U.S.
borrowers are based on the portion of the aggregate commitment available

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

to them and on each U.S. borrower’s relative net assets. Such allocated fees are reflected as either miscellaneous or interest and borrowing related expense in the accompanying Statement of Operations. Loans are generally unsecured; however, the fund must collateralize any borrowings under the facility on an equivalent basis if it has other collateralized borrowings. Interest is charged to the fund based on its borrowings at the higher of (a) Daily Secured
Overnight Financing Rate (SOFR) plus 0.10% per annum, (b) Federal Funds
Effective Rate, or (c) the Overnight Bank Funding Rate plus an applicable margin. At February 28, 2025, the fund had no borrowings outstanding under the facility, and the undrawn amount of the facility for the U.S. borrowers was
$1,150,000,000.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Intermediate Tax-Free High
Yield Fund, Inc. and Shareholders of T. Rowe Price Intermediate Tax-Free
High Yield Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Intermediate Tax-Free High Yield
Fund (constituting T. Rowe Price Intermediate Tax-Free High Yield Fund, Inc.)
(the "Fund") as of February 28, 2025, the related statement of operations for the year ended February 28, 2025, the statement of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025 (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2025 and the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
April 21, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 2/28/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $3,551,000 which qualified as exempt-interest dividends.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F100-050 4/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Intermediate Tax-Free High Yield Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 21, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	April 21, 2025